CONSOLIDATED STATEMENTS OF INCOME AND RETAINED EARNINGS (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
Revenues
Rental income (Notes 1 and 6)	$ 16,935,597	$ 15,891,823	$ 16,530,063
Revenue to temporarily vacate lease (Note 15)	145,833
Total revenues	17,081,430	15,891,823	16,530,063
Expenses
Real estate operating expenses (Note 5)	9,628,631	8,821,467	8,044,218
Administrative and general expenses	4,255,631	3,584,104	3,614,784
Depreciation and amortization (Note 1)	1,721,850	1,636,561	1,574,913
Loss on disposition of property and equipment	4,291	316,021	4,215
Total expenses	15,610,403	14,358,153	13,238,130
Income before investment income, interest expense and income taxes	1,471,027	1,533,670	3,291,933
Investment income and interest expense:
Investment income (Notes 1 and 2)	232,311	74,326	32,184
Interest expense (Notes 3, 9 and 13)	(423,015)	(426,325)	(522,764)
Interest Income (Expense), Net	(190,704)	(351,999)	(490,580)
Income before income taxes	1,280,323	1,181,671	2,801,353
Income taxes provided (Notes 1 and 4)	541,000	518,000	1,531,000
Net income	739,323	663,671	1,270,353
Retained earnings, beginning of year	39,003,941	38,340,270	37,069,917
Retained earnings, end of year	$ 39,743,264	$ 39,003,941	$ 38,340,270
Income per common share (Note 1)	$ 0.37	$ 0.33	$ 0.63
Dividends per share
Average common shares outstanding (Note 1)	2,015,780	2,015,780	2,015,780